Consolidated Statements Of Shareholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Shareholders' Equity (Parentheticals) [Abstract]
Dividend per share paid	$ 0	$ 0.50	$ 2